PENSION PLANS AND OTHER POST-EMPLOYMENT BENEFITS - Reconciliation of net liabilities (assets) (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Reconciliation of assets and liabilities:
Present value of DB plan obligations	R$ 4,446,092	R$ 3,324,512
Fair value of plan assets	4,698,026	3,762,994
Net liabilities (assets)	(251,934)	(438,482)
Net liabilities (assets)	934,128	668,481	R$ 522,105
Current assets	(71,776)	0
Noncurrent assets	(149,163)	(10,997)
Current liabilities	25,557	19,667
Noncurrent liabilities	1,129,510	659,811
Post-retirement pension plans
Reconciliation of assets and liabilities:
Present value of DB plan obligations	2,429,478	2,011,355
Fair value of plan assets	3,696,914	2,999,669
Net liabilities (assets)	(1,267,436)	(988,314)
Net liabilities (assets)	(138,745)	68,368	67,148
Current assets	(71,776)	0
Noncurrent assets	(149,163)	(10,997)
Current liabilities	6,937	8,114
Noncurrent liabilities	75,257	71,251
Post-retirement health plans
Reconciliation of assets and liabilities:
Present value of DB plan obligations	2,016,614	1,313,157
Fair value of plan assets	1,001,112	763,325
Net liabilities (assets)	1,015,502	549,832
Net liabilities (assets)	1,072,873	600,113	454,957
Noncurrent assets	0	0
Current liabilities	18,620	11,553
Noncurrent liabilities	1,054,253	588,560
Asset Limitation
Reconciliation of assets and liabilities:
Net liabilities (assets)	1,186,062	1,106,963	921,617
Asset Limitation | Post-retirement pension plans
Reconciliation of assets and liabilities:
Net liabilities (assets)	1,128,691	1,056,682	791,177
Asset Limitation | Post-retirement health plans
Reconciliation of assets and liabilities:
Net liabilities (assets)	R$ 57,371	R$ 50,281	R$ 130,440